Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income	$ 6,463	$ 2,455
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization of property and equipment	3,265	3,643
Amortization of right-of-use assets and interest of lease liabilities	5,209	5,240
Amortization of intangible assets	269	279
Provision for (recovery of) doubtful accounts	(29)	404
Share of income in equity method investee	(33)	(51)
Gain on disposal of property and equipment	(184)
Loss from disposal of subsidiaries	92
Deferred income taxes expenses	700	270
Changes in operating assets and liabilities:
Notes receivable	212	1,466
Accounts receivable	10,564	(1,152)
Prepayments and other current assets	(1,189)	(2,538)
Other non-current assets	(12)
Notes payable	(902)	2,499
Accounts payable	(13,343)	(9,565)
Due to related parties	(183)	(3)
Salary and welfare payable	(856)	(583)
Accrued expenses and other current liabilities	2,573	220
Operating lease liabilities	(4,829)	(5,242)
Tax payables	1,118	60
Other non-current liabilities	(29)	(12)
Net cash provided by (used in) operating activities	8,876	(2,610)
Cash flows from investing activities:
Purchase of intangible assets	(185)	(14)
Purchase of property and equipment	(5,232)	(5,535)
Proceed from disposal of property and equipment	786	280
Proceed from disposal of subsidiary	52
Dividend received from investment	115
Net cash used in investing activities	(4,464)	(5,269)
Cash flows from financing activities:
Proceeds from initial public offering	8,547
Proceeds from short-term bank loans	36,368	29,644
Repayments of short-term bank loans	(39,255)	(25,943)
Due to related parties	(600)
Capital contribution from non-controlling shareholders	424
Deferred issuance costs	(357)
Net cash provided by financing activities	5,127	3,701
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(1,232)	(805)
Net increase (decrease) in cash, cash equivalents and restricted cash	8,307	(4,983)
Cash, cash equivalents and restricted cash, beginning of period	23,368	18,918
Cash, cash equivalents and restricted cash, end of period	31,675	13,935
Supplemental cash flow information:
Cash paid for income tax	303	29
Cash paid for interest	982	1,079
Non-cash Transaction in Investing and Financing Activities
Liabilities settled for purchase of property and equipment	(1,241)	(7,398)
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,725	3,396
Reclassification of deferred issuance costs	81
Reconciliation to amount on consolidated balance sheets:
Cash and cash equivalents	29,082	12,583
Restricted cash	2,593	1,352
Total cash, cash equivalents and restricted cash	$ 31,675	$ 13,935